FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,522)	$ (2,520)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(684)	556
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	7	143
Financial instruments
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	2,078	857
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(1,712)	(2,404)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,211)	$ (1,672)